Income Taxes (Schedule Of Income Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current, Federal									$ (218)	$ (74)	$ (77)
Current, State									(26)	33	152
Deferred, Federal									552	374	504
Deferred, State									(35)	(92)	(135)
Tax credits									(5)	4	4
Income Tax Provision									268	237	440
Pacific Gas And Electric Company [Member]
Income Tax Provision									326	298	480
Utility [Member]
Current, Federal									(222)	(52)	(83)
Current, State									(23)	41	161
Deferred, Federal									604	404	534
Deferred, State									(28)	(91)	(128)
Tax credits									(5)	(4)	(4)
Income Tax Provision	$ 65	$ (20)	$ 160	$ 121	$ 13	$ 340	$ 227	$ 231	$ 326	$ 298	$ 480